Consolidated Statements of Comprehensive Income (Loss) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Consolidated Statements of Comprehensive Income (Loss)
Net revenue	$ 541,343
Cost of revenue (exclusive of depreciation and amortization, stated separately below):
Compensation	183,817
Other costs of revenue	20,800
Total cost of revenue	204,617
Selling, general and administrative expenses (exclusive of depreciation and amortization, stated separately below):
Compensation	70,802
Other selling, general and administrative expenses	65,943
Total selling, general and administrative expenses	136,745
Depreciation and amortization of property and equipment	12,695
Amortization of intangible assets	61,467
Transaction-related expenses	1,469
Impairment of intangible assets	27,826
Total operating expenses	444,819
Operating income	96,524
Other expense (income):
Interest expense	65,561
Loss on extinguishment of debt	4,084
Other non-operating (income) expense	(826)
Total other expense (income)	68,819
Income (loss) from continuing operations before income taxes	27,705
Income tax expense (benefit)	14,401
Income (loss) from continuing operations	13,304
Gain on discontinued operations, net of tax	559
Net income (loss)	13,863
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(667)
Change in available for sale securities	3
Change in fair value of derivative instruments (net of related taxes of $1,320 and $476 for the years ended December 31, 2015 and 2014, respectively)	(2,345)
Total other comprehensive (loss) income	(3,009)
Comprehensive income (loss)	$ 10,854
Earnings per share from continuing operations:
Basic (in dollars per share) | $ / shares	$ 0.17
Diluted (in dollars per share) | $ / shares	0.17
Earnings per share from discontinued operations:
Basic (in dollars per share) | $ / shares	0.01
Diluted (in dollars per share) | $ / shares	0.01
Total earnings per share:
Basic (in dollars per share) | $ / shares	0.18
Diluted (in dollars per share) | $ / shares	0.18
Pro forma earnings per share from continuing operations:
Basic (in dollars per share) | $ / shares	0.15
Diluted (in dollars per share) | $ / shares	0.15
Pro forma earnings per share from discontinued operations:
Basic (in dollars per share) | $ / shares	0.01
Diluted (in dollars per share) | $ / shares	0.01
Pro forma earnings per share
Basic (in dollars per share) | $ / shares	0.16
Diluted (in dollars per share) | $ / shares	$ 0.16